Issuance of common units and Series A Preferred Units (Tables)	6 Months Ended
Jun. 30, 2018
Stockholders' Equity Note [Abstract]
Schedule Of Proceeds Received After Issuance Of Common Units And Preferred Units [Table Text Block]
	As of June 30, 2018
(in thousands of U.S. dollars)	Common units	Series A Preferred Units	Total
Gross proceeds for units issued	$3,124	20,360	$23,484
Less: Commissions	(40)	(364)	(404)
Net proceeds for units issued	$3,084	19,996	$23,080